IPO Related Expenses (Details) - Schedule of IPO Related Expenses - IPO [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of IPO Related Expenses [Line Items]
Legal fees	$ 50,704	$ 75,204
Consultant fees	14,122	14,152
Audit fees	101,978	188,963
Total IPO related expenses	$ 166,804	$ 278,319